Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax reconciliation [line items]
Income tax rate	19.00%	19.00%	19.00%
Tax credits	(0.10%)	0.50%	(0.80%)
System Fund	0.40%	(6.60%)	1.10%
Impairment charges			1.70%
Other permanent differences	1.40%	(4.20%)	1.30%
Non-recoverable foreign taxes	3.50%	(5.10%)	3.20%
Net effect of different rates of tax in overseas businesses	6.80%	(4.50%)	6.70%
Effect of changes in tax rates and tax laws	(7.00%)	2.90%	(0.40%)
Reduction in current tax expense by previously unrecognised deferred tax assets	(0.10%)	0.70%	(0.40%)
Items on which deferred tax arose but where no deferred tax is recognised	2.00%	(1.90%)
Effect of adjustments to estimated recoverable deferred tax assets	0.50%	5.10%	(0.40%)
Reduction in deferred tax expense by previously unrecognised deferred tax assets		0.30%
Adjustment to tax charge in respect of prior periods	0.20%	0.90%	(2.20%)
Average effective tax rate	26.60%	7.10%	28.80%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Income tax rate	19.00%	19.00%	19.00%
Tax credits	(0.10%)	(1.70%)	(0.60%)
System Fund	(0.10%)	(1.10%)	(0.50%)
Other permanent differences	1.20%	12.10%	0.80%
Non-recoverable foreign taxes	3.10%	16.90%	2.40%
Net effect of different rates of tax in overseas businesses	6.90%	18.90%	5.50%
Effect of changes in tax rates and tax laws		(9.60%)	(0.30%)
Reduction in current tax expense by previously unrecognised deferred tax assets	(0.10%)	(2.40%)	(0.30%)
Items on which deferred tax arose but where no deferred tax is recognised	1.30%	5.10%
Effect of adjustments to estimated recoverable deferred tax assets	0.40%	(16.90%)	(0.30%)
Adjustment to tax charge in respect of prior periods	(0.40%)	(2.70%)	(1.90%)
Average effective tax rate	31.20%	37.60%	23.80%